Offerings	Apr. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	16,046,511
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 369,069,753.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,968.53
Offering Note	Note 1.a. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. Note 1.b. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. Note 1.c. The filing fee due for this Registration Statement is $50,968.54. In connection with the Registration Statement on Form S-1 (File No. 333-259699) filed on September 21, 2021, the Registrant paid a filing fee in the amount of $10,910.00 and, as described further below, such previously paid fee offsets the filing fee currently due pursuant to Rule 457(p) of the Securities Act. As a result, the net fee due for this filing is $37,158.54.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	See Offering Note 1.a. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.